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THE HARTFORD

May 5, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:      See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on May 3, 2010.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

EXHIBIT A

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series II)
333-93319	Stag Accumulator Variable Universal Life (Series I)
333-83057	Stag Protector Variable Universal Life (Series I)
333-07471	Stag Accumulator II VUL/Stag Variable Life Artisan
333-88787	Stag Protector II Variable Universal Life

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-131133	Hartford Leaders VUL Joint Legacy
333-148816	Hartford Leaders VUL Liberty (Series I and II)
333-148815	Hartford Leaders VUL Legacy (Series I and II)
333-155092	Hartford Leaders VUL Joint Legacy II (Series I and II)